SEGMENTED INFORMATION (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segmented information
Revenues	8,007	7,839	6,852
Income from equity investments	257	415	453
Plant operating costs and other	(2,577)	(2,358)	(2,069)
Commodity purchases resold	1,049	991	1,178
Property taxes	(434)	(410)	(365)
Depreciation and amortization	(1,375)	(1,328)	(1,160)
Valuation provision			(146)
Operating income (loss)	2,829	3,167	2,387
Interest expense	(997)	(1,044)	(754)
Interest income and other	85	55	94
Income before Income Taxes	1,917	2,178	1,727
Income tax expense	(461)	(546)	(372)
Net Income	1,456	1,632	1,355
Net Income Attributable to Non-Controlling Interests	(96)	(107)	(93)
Net Income Attributable to Controlling Interests	1,360	1,525	1,262
Preferred Share Dividends	(22)	(22)	(22)
Net Income Attributable to Common Shares	1,338	1,503	1,240
TOTAL ASSETS
Total Assets	49,335	48,066
GEOGRAPHIC INFORMATION
Revenues	8,007	7,839	6,852
Plant, Property and Equipment	33,713	32,467
CAPITAL EXPENDITURES
Capital Expenditures	2,595	2,513	4,376
Canadian
GEOGRAPHIC INFORMATION
Plant, Property and Equipment	18,054	17,552
Canada - domestic
Segmented information
Revenues	3,527	3,929	3,178
GEOGRAPHIC INFORMATION
Revenues	3,527	3,929	3,178
Canada - export
Segmented information
Revenues	1,121	1,087	838
GEOGRAPHIC INFORMATION
Revenues	1,121	1,087	838
United States
Segmented information
Revenues	3,252	2,752	2,796
GEOGRAPHIC INFORMATION
Revenues	3,252	2,752	2,796
Plant, Property and Equipment	14,904	14,388
Mexico
Segmented information
Revenues	107	71	40
GEOGRAPHIC INFORMATION
Revenues	107	71	40
Plant, Property and Equipment	755	527
Natural Gas Pipelines
Segmented information
Revenues	4,264	4,244	4,122
Income from equity investments	157	159	153
Plant operating costs and other	(1,365)	(1,221)	(1,165)
Property taxes	(315)	(307)	(294)
Depreciation and amortization	(933)	(923)	(913)
Valuation provision			(146)
Operating income (loss)	1,808	1,952	1,757
TOTAL ASSETS
Total Assets	23,210	23,161
GEOGRAPHIC INFORMATION
Revenues	4,264	4,244	4,122
Plant, Property and Equipment	17,548	17,202
CAPITAL EXPENDITURES
Capital Expenditures	1,389	917	1,192
Oil Pipelines
Segmented information
Revenues	1,039	827
Plant operating costs and other	(296)	(209)
Property taxes	(45)	(31)
Depreciation and amortization	(145)	(130)
Operating income (loss)	553	457
TOTAL ASSETS
Total Assets	10,485	9,440
GEOGRAPHIC INFORMATION
Revenues	1,039	827
Plant, Property and Equipment	10,232	9,254
CAPITAL EXPENDITURES
Capital Expenditures	1,145	1,204	2,696
Energy
Segmented information
Revenues	2,704	2,768	2,730
Income from equity investments	100	256	300
Plant operating costs and other	(819)	(842)	(805)
Commodity purchases resold	1,049	991	1,178
Property taxes	(74)	(72)	(71)
Depreciation and amortization	(283)	(261)	(247)
Operating income (loss)	579	858	729
TOTAL ASSETS
Total Assets	13,157	13,269
GEOGRAPHIC INFORMATION
Revenues	2,704	2,768	2,730
Plant, Property and Equipment	5,833	5,933
CAPITAL EXPENDITURES
Capital Expenditures	24	384	473
Corporate
Segmented information
Plant operating costs and other	(97)	(86)	(99)
Depreciation and amortization	(14)	(14)
Operating income (loss)	(111)	(100)	(99)
TOTAL ASSETS
Total Assets	2,483	2,196
GEOGRAPHIC INFORMATION
Plant, Property and Equipment	100	78
CAPITAL EXPENDITURES
Capital Expenditures	37	8	15